Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Parent Company Only
Condensed Financial Information of the Parent Company Only

(21)    Condensed Financial Information of the Parent Company Only

Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:

Condensed Balance Sheets

	December 31,
(in thousands)	2020	2019
Assets
Cash and due from bank subsidiaries	$2,013	$2,576
Investment in bank-issued trust preferred securities	1,229	1,310
Investment in subsidiaries	183,020	167,196
Deferred tax asset	1,496	1,928
Other assets	1,076	1,329
Total assets	$188,834	$174,339

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	8,759	9,815
Stockholders’ equity	130,589	115,038
Total liabilities and stockholders’ equity	$188,834	$174,339

Condensed Statements of Income

	For the Years Ended December 31,
	2020	2019	2018
Income
Interest and dividends received from subsidiaries	$4,946	$8,071	$5,067
Other	—	—	428
Total income	4,946	8,071	5,495
Expenses
Interest on subordinated notes	1,527	2,376	2,229
Other	2,692	2,461	3,461
Total expenses	4,219	4,837	5,690
Income before income tax benefit and equity in undistributed income of subsidiaries	727	3,234	(195)
Income tax benefit	876	1,001	1,397
Equity in undistributed income of subsidiaries	12,690	11,879	9,512
Net income	$14,293	$16,114	$10,714

Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2020	2019	2018
Cash flows from operating activities:
Net income	$14,293	$16,114	$10,714
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(12,690)	(11,879)	(9,512)
Decrease (Increase) in deferred tax asset	432	(319)	370
Other, net	1,031	10	(116)
Net cash provided by operating activities	$3,066	$3,926	$1,456
Cash flows from investing activities:
Decrease in investment in subsidiaries, net	$307	$—	$500
Net cash provided by investing activities	$307	$—	$500
Cash flows from financing activities:
Cash dividends paid - common stock	$(3,030)	$(2,684)	$(1,993)
Issuance of stock under equity compensation plan	—	—	135
Purchase of treasury stock	(906)	—	(179)
Net cash used in financing activities	$(3,936)	$(2,684)	$(2,037)
Net increase (decrease) in cash and due from banks	(563)	1,242	(81)
Cash and due from banks at beginning of year	2,576	1,334	1,415
Cash and due from banks at end of year	$2,013	$2,576	$1,334